Additional Information About the Consolidated Statement of Comprehensive Income	12 Months Ended
Dec. 31, 2019
Comprehensive income [abstract]
Additional Information About the Consolidated Statement of Comprehensive Income

25. Additional information about the consolidated statement of comprehensive income

Other comprehensive income only includes exchange differences from the conversion of foreign currency from our foreign operations into the Group currency.

Depreciation and amortization expense

The amortization of intangible assets and depreciation of tangible assets are included in the following items of the statement of comprehensive income:

in EUR thousands	2019	2018	2017
Research and development costs	72	595	707
General administrative costs	383	109	142
Cost of sales	17	15	17
Sales and marketing	2.684	34	18
Depreciation and amortization expense	3.156	754	884

Personnel costs

in EUR thousands	2019	2018	2017
Wages and salaries	19,894	14,252	11,349
Social security charges	2,958	1,973	1,627
Costs for pension schemes	391	191	66
Total	23,243	16,416	13,042